Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Hutchmed Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
		Weighted average	remaining	Aggregate
	Number of	exercise price in	contractual life	intrinsic value
	share options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2023	39,521,395	4.34	6.55	11,525
Granted	1,221,900	2.50
Exercised	(6,480,930)	2.30
Cancelled	(2,832,340)	4.61
Expired	(1,893,370)	5.55
Outstanding at December 31, 2023	29,536,655	4.57	6.67	9,924
Granted (note)	2,965,328	3.69
Exercised	(344,825)	2.29
Cancelled	(892,600)	4.38
Expired	(1,624,285)	5.23
Outstanding at December 31, 2024	29,640,273	4.47	5.99	3,804
Vested and exercisable at December 31, 2023	18,198,170	5.10	5.91	1,753
Vested and exercisable at December 31, 2024	21,186,120	4.92	5.13	1,387

Note: Includes aggregate 2,765,328 share options granted to an executive director. 1,359,561 share options were granted in March 2024 and 1,405,767 share options were granted in August 2024 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year periods from 2023 to 2025 and from 2024 to 2026 respectively which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such awards are US$1.29 and US$1.24 per share respectively. Vesting of such awards will occur in March 2026 and March 2027 respectively if the performance targets are met.

Schedule of assumptions used in estimating the fair value of share options granted

	Year Ended December 31,
	2024	2023
Weighted average grant date fair value of share options (in US$ per share)	1.29	1.14
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.69	2.50
Share price at effective date of grant (in US$ per share)	3.69	2.50
Expected volatility (note (a))	54.7%	53.3%
Risk-free interest rate (note (b))	3.86%	3.69%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the US Treasury yield curves.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the valuation models.

Schedule of share option exercises

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Cash received from share option exercises	790	5,094	174
Total intrinsic value of share option exercises	476	4,626	92

Schedule of share-based compensation expenses

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Research and development expenses	1,970	3,250	4,803
Selling and administrative expenses	1,042	2,843	1,803
Cost of revenue	57	91	130
	3,069	6,184	6,736

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
June 5, 2023	54.9	2023	note (a)
March 13, 2024	0.7	note (b)	note (b)
August 5, 2024	19.3	2024-2026	note (c)
August 5, 2024	0.3	note (d)	note (d)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	The annual performance target determination dates are the dates of the announcements of the Group’s annual results for the financial years ending December 31, 2024, 2025 and 2026. Vesting occurs in 2027, three weeks after the date of completion of the share purchase for the awards for the financial year ending December 31, 2026.
(d)	This award does not stipulate performance targets and is subject to a vesting schedule of 50% on the first and second anniversaries of the date of grant.

Schedule of treasury shares (in ordinary share equivalent) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2023	19,601,375	76,064
Purchased	2,725,515	9,071
Vested	(4,714,205)	(18,148)
As at December 31, 2023	17,612,685	66,987
Purchased	10,259,133	36,064
Vested	(11,154,360)	(42,127)
As at December 31, 2024	16,717,458	60,924

Schedule of share-based compensation expenses

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Research and development expenses	12,098	18,224	16,101
Selling and administrative expenses	6,028	11,690	7,376
Cost of revenue	414	502	373
	18,540	30,416	23,850
Recorded with a corresponding credit to:
Liability	3,710	11,364	6,216
Additional paid-in capital	14,830	19,052	17,634
	18,540	30,416	23,850